Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule of Taxes Payable [Abstract]
Value added tax payable	$ 586,051	$ 873,750
Other taxes payable	54,729	147,431
Total taxes payable	$ 640,780	$ 1,021,181